ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Total current assets	$ 38,921	$ 66,365
Total assets	97,706	129,816
Total current liabilities	113,548	112,654
Total liabilities	116,669	115,417
AirNet's VIEs
Variable Interest Entity [Line Items]
Total current assets	38,697	53,573
Total non-current assets	58,603	60,375
Total assets	97,300	113,948
Total current liabilities	107,563	99,895
Total non-current liabilities	3,121	2,763
Total liabilities	$ 110,684	$ 102,658